Intangible Assets - Amortization (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Cost of goods sold	$ 207	$ 254	$ 288
Administrative expenses	1,771	1,630	1,412
Selling expenses	718	810	765
Amortization expense	$ 2,696	$ 2,694	$ 2,465